SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) year $ / shares	Dec. 31, 2020 CAD ($) year $ / shares
Options
Weighted average risk-free interest rate	0.80%	0.00%
Weighted average expected volatility	56.00%	0.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	4.9	0
Weighted average grant-date fair value (CAD per share) | $	$ 1.97	$ 0
Weighted average share price at grant date (CAD per share) | $ / shares	$ 3.94	$ 0
Weighted average exercise price (CAD per share) | $ / shares	$ 3.94	$ 0
Deferred share units
Weighted average expected life of options issued (years) | year	0.1	0.1
Weighted average grant-date fair value (CAD per share) | $	$ 4.51	$ 3.68